Fixed assets, net (Details) (USD $)	6 Months Ended			12 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Vessel	Dec. 31, 2013 Vessel	Feb. 26, 2014 Marathonas	Apr. 25, 2014 Commodore	May 15, 2014 Duka	May 15, 2014 Mytilini	May 20, 2014 Messologi
Vessel Cost
Balance at the beginning of the period			$ 4,450,719,000	$ 4,576,106,000
Additions			563,000	46,839,000
Disposals			(120,376,000)	(172,226,000)
Balance at the end of the period			4,330,906,000	4,450,719,000
Accumulated Depreciation
Balance at the beginning of the period			(608,102,000)	(589,968,000)
Additions			(68,075,000)	(137,414,000)
Disposals			75,769,000	119,280,000
Balance at the end of the period			(600,408,000)	(608,102,000)
Net Book Value
Balance at the beginning of the period	3,842,617,000		3,842,617,000	3,986,138,000
Additions			(67,512,000)	(90,575,000)
Disposals			(44,607,000)	(52,946,000)
Balance at the end of the period	3,730,498,000		3,730,498,000	3,842,617,000
Other disclosures
Gross sale consideration	50,602,000	29,875,000			11,500,000	11,100,000	11,000,000	12,000,000	12,100,000
Life of disposed asset					23 years	22 years	22 years	23 years	23 years
Residual value of the fleet			$ 370,000,000	$ 404,600,000
Average life of scrap considered to calculate residual value of vessel, one			10 years	5 years
Scrap value per ton (in dollars per ton)			300